Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 14, 2021	Dec. 25, 2021	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year[1] (a)	Summary Compensation Table Total for PEO Robert H. Swan (b)	Compensation Actually Paid to PEO Robert H. Swan[2,3] (c)	Summary Compensation Table Total for PEO Patrick P. Gelsinger (b)	Compensation Actually Paid to PEO Patrick P. Gelsinger[2,4] (c)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs[2,5] (e)	Value of Initial Fixed $100 Investment Based On:[6]		Net Income (in billions) (h)	Revenue (Non-GAAP)* (in billions)[7] (i)
							Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)
2022	N/A	N/A	$11,614,700	($78,501,522)	$12,812,380	$5,207,059	$48.06	$138.70	$8.0	$63.1
2021	$605,300	($26,428,474)	$178,590,400	$124,177,488	$10,538,800	$2,003,497	$89.75	$192.25	$19.9	$74.7
2020	$22,389,500	($41,412,608)	N/A	N/A	$10,896,140	($10,755,073)	$80.28	$142.28	$20.9	$72.9

Company Selected Measure Name			Revenue (non-GAAP
Named Executive Officers, Footnote [Text Block]	The following table shows the PEO(s) and Non-PEO NEOs for each of 2020, 2021, and 2022.

	PEO	Non-PEO NEOs
2022	Patrick P. Gelsinger	Michelle Johnston Holthaus, Sandra L. Rivera, David Zinsner, Christoph Schell, and George S. Davis
2021	Robert H. Swan; Patrick P. Gelsinger†	Sandra L. Rivera, Steven R. Rodgers, George S. Davis, Gregory M. Bryant, and Navin Shenoy
2020	Robert H. Swan	George S. Davis, Navin Shenoy, Steven R. Rodgers, Gregory M. Bryant, and Venkata Renduchintala
†    Mr. Swan ceased being Intel’s CEO effective as of February 15, 2021, and Mr. Gelsinger was appointed Intel’s CEO effective as of February 15, 2021.

Peer Group Issuers, Footnote [Text Block]			Pursuant to the SEC rules, company and Peer Group total shareholder return (TSR) is determined based on the value of an initial fixed investment of $100 on December 31, 2019 through the end of the listed year. The Peer Group TSR set forth in this table utilizes the S&P 500 IT Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K under the Securities Exchange Act of 1934, as amended, and included in our Annual Report on Form 10-K for the year ended December 31, 2022.
Adjustment To PEO Compensation, Footnote [Text Block]	The following table shows the amounts deducted from and added to the Summary Compensation Table total compensation to calculate “compensation actually paid” to Mr. Swan.

Year	Amounts Deducted from Summary Compensation Table Total		Amounts Added to Summary Compensation Table Total
			Fair Value of Equity Awards							Pension Service Cost ($)
	Stock Awards ($)	Change in Pension Value ($)	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Total Fair Value of Equity Awards ($)
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	(5,351,037)	N/A	2,732,953	(24,415,690)	N/A	(27,033,774)	N/A
2020	16,902,000	N/A	7,371,259	(54,481,065)	637,274	1,368,080	(1,795,656)	N/A	(46,900,108)	N/A
[4]The following table shows the amounts deducted from and added to the Summary Compensation Table total compensation to calculate “compensation actually paid” to Mr. Gelsinger.

Year	Amounts Deducted from Summary Compensation Table Total			Amounts Added to Summary Compensation Table Total
				Fair Value of Equity Awards							Pension Service Cost† ($)
	Stock Awards ($)	Option Awards ($)	Change in Pension Value ($)	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Total Fair Value of Equity Awards ($)
2022	8,869,600	N/A	0	7,885,124	(87,671,490)	748,026	(2,208,281)	N/A	N/A	(81,246,622)	0
2021	140,433,000	29,108,400	685,000	108,127,474	N/A	7,686,012	N/A	N/A	N/A	115,813,486	0
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0
†   The pension plan benefit that the NEOs participate in was frozen effective in January 2020 so there is no ongoing service cost.

Non-PEO NEO Average Total Compensation Amount			$ 12,812,380	$ 10,538,800	$ 10,896,140
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,207,059	2,003,497	(10,755,073)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our Non-PEO NEOs.

Year	Amounts Deducted from Summary Compensation Table Total		Amounts Added to Summary Compensation Table Total
			Fair Value of Equity Awards							Pension Service Cost† ($)
	Stock Awards ($)	Change in Pension Value ($)	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Total Fair Value of Equity Awards ($)
2022	7,055,580	0	4,331,749	(2,721,753)	725,877	(391,525)	(2,494,089)	N/A	(549,741)	0
2021	7,070,260	0	1,693,729	(871,346)	284,814	271,602	(2,843,842)	N/A	(1,465,043)	0
2020	7,873,160	13,800	2,676,204	(10,180,593)	277,715	1,004,004	(7,541,584)	N/A	(13,764,253)	0
†   The pension plan benefit that the NEOs participate in was frozen effective in January 2020 so there is no ongoing service cost.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
In accordance with SEC rules, the charts below illustrate how “compensation actually paid” (CAP) to our NEOs aligns with our company’s financial performance as measured by our total shareholder return, our peer group total shareholder return, our net income, and our revenue (non-GAAP).
Compensation Actually Paid vs. Intel TSR & S&P 500 IT Index TSR

Compensation Actually Paid vs. Net Income [Text Block]	In accordance with SEC rules, the charts below illustrate how “compensation actually paid” (CAP) to our NEOs aligns with our company’s financial performance as measured by our total shareholder return, our peer group total shareholder return, our net income, and our revenue (non-GAAP).
Compensation Actually Paid vs. Net Income and Revenue (Non-GAAP)

Compensation Actually Paid vs. Company Selected Measure [Text Block]	In accordance with SEC rules, the charts below illustrate how “compensation actually paid” (CAP) to our NEOs aligns with our company’s financial performance as measured by our total shareholder return, our peer group total shareholder return, our net income, and our revenue (non-GAAP).
Compensation Actually Paid vs. Net Income and Revenue (Non-GAAP)

Total Shareholder Return Vs Peer Group [Text Block]
In accordance with SEC rules, the charts below illustrate how “compensation actually paid” (CAP) to our NEOs aligns with our company’s financial performance as measured by our total shareholder return, our peer group total shareholder return, our net income, and our revenue (non-GAAP).
Compensation Actually Paid vs. Intel TSR & S&P 500 IT Index TSR

Tabular List [Table Text Block]

Revenue (Non-GAAP)
Gross Margin Percentage (Non-GAAP)
Cash Flow from Operations (Non-GAAP)

Total Shareholder Return Amount			$ 48.06	89.75	80.28
Peer Group Total Shareholder Return Amount			138.70	192.25	142.28
Net Income (Loss)			$ 8,000,000,000.0	$ 19,900,000,000	$ 20,900,000,000
Company Selected Measure Amount			63,100,000,000	74,700,000,000	72,900,000,000
PEO Name	Mr. Swan	Mr. Gelsinge	Mr. Gelsinge		Mr. Swan
Additional 402(v) Disclosure [Text Block]			Refer to the reconciliation of these non-GAAP financial measures to the comparable GAAP financial measure in Appendix A beginning on page A-1 of this proxy statement.The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our executives during the applicable year. In accordance with SEC rules, certain adjustments were made to the Summary Compensation Table total compensation to determine the amount of “compensation actually paid,” including adding (i) the year-end value of equity awards granted during the reported year, and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718 (FASB ASC Topic 718) using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (see page 99 for additional information).
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Revenue (Non-GAAP)
Non-GAAP Measure Description [Text Block]			Revenue (non-GAAP) is the financial measure that was determined to be the most important financial performance measure linking “compensation actually paid” to our NEOs to company performance for 2022 and therefore was selected as the 2022 “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Gross Margin Percentage (Non-GAAP)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Cash Flow from Operations (Non-GAAP)
Gelsinger [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 11,614,700	$ 178,590,400
PEO Actually Paid Compensation Amount			(78,501,522)	124,177,488
Swan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				605,300	$ 22,389,500
PEO Actually Paid Compensation Amount				(26,428,474)	(41,412,608)
PEO [Member] | Gelsinger [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(87,671,490)
PEO [Member] | Gelsinger [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(2,208,281)
PEO [Member] | Gelsinger [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(81,246,622)	115,813,486
PEO [Member] | Gelsinger [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(8,869,600)	(140,433,000)
PEO [Member] | Gelsinger [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			7,885,124	108,127,474
PEO [Member] | Gelsinger [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			748,026	7,686,012
PEO [Member] | Gelsinger [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Gelsinger [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(29,108,400)
PEO [Member] | Gelsinger [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(685,000)
PEO [Member] | Swan [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				(5,351,037)	(54,481,065)
PEO [Member] | Swan [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				2,732,953	1,368,080
PEO [Member] | Swan [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				(24,415,690)	(1,795,656)
PEO [Member] | Swan [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(27,033,774)	(46,900,108)
PEO [Member] | Swan [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(16,902,000)
PEO [Member] | Swan [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards					7,371,259
PEO [Member] | Swan [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards					637,274
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(2,721,753)	(871,346)	(10,180,593)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(391,525)	271,602	1,004,004
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			(2,494,089)	(2,843,842)	(7,541,584)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(549,741)	(1,465,043)	(13,764,253)
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(7,055,580)	(7,070,260)	(7,873,160)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			4,331,749	1,693,729	2,676,204
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			725,877	284,814	277,715
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0	$ (13,800)